As filed with the Securities and Exchange Commission on September 12, 2008

Securities Act File No. 333-103022

Investment Company Act File No. 811-21295

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 78	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 79 (Check appropriate box or boxes)	☒

JPMORGAN TRUST I

(Exact Name of Registrant Specified in Charter)

245 Park Avenue

New York, New York 10167

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta

J.P. Morgan Investment Management Inc.

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin

JPMorgan Chase & Co.

1111 Polaris Parkway

Columbus, OH 43240

Alan G. Priest, Esq.
Ropes & Gray LLP
One Metro Center
700 12th Street, N.W., Suite 900
Washington, D.C. 20005-3948

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).	☐	on (date), pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and, has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio on the 12th day of September, 2008.

JPMORGAN TRUST I
By: George C.W. Gatch*
George C.W. Gatch President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on September 12, 2008.

Fergus Reid, III*	Marilyn McCoy*
Fergus Reid, III Trustee and Chairman	Marilyn McCoy Trustee

William J. Armstrong*	William G. Morton*
William J. Armstrong Trustee	William G. Morton Trustee

John F. Finn*	Robert A. Oden, Jr.*
John F. Finn Trustee	Robert A. Oden, Jr. Trustee

Matthew Goldstein*	Frederick W. Ruebeck*
Matthew Goldstein Trustee	Frederick W. Ruebeck. Trustee

Robert J. Higgins*	James J. Schonbachler*
Robert J. Higgins Trustee	James J. Schonbachler Trustee

Peter C. Marshall*	Leonard M. Spalding, Jr*
Peter C. Marshall Trustee	Leonard M. Spalding, Jr. Trustee

By Patricia A. Maleski*	By George C. W. Gatch*
Patricia A. Maleski Principal Financial Officer	George C. W. Gatch President

*By /s/Elizabeth A. Davin
Elizabeth A. Davin Attorney-in-fact

JPMorgan Trust I

Post-Effective Amendment No. 78

EXIHBIT INDEX

Users of the data in the following exhibits are advised that, pursuant to the rules and regulations governing the voluntary filing of XBRL-tagged disclosure, these exhibits are not the official publicly filed disclosure of JPMorgan Trust I. The purpose of submitting these XBRL tagged exhibits is to test the related format and technology and, as a result, investors should not rely on this information in making investment decisions.

Exhibit No.	Description

Ex-100.INS	XBRL Instance Document
Ex-100.SCH	XBRL Taxonomy Extension Schema Document
Ex-100.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-100.LAB	XBRL Taxonomy Extension Labels Linkbase